DEPOSIT FOR NON-CURRENT ASSETS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposit Assets	$ 41,107	$ 224,506
Debt Instrument, Collateral Amount	18,403	87,920
PRC in Beijing [Member]
Interest free non-refundable deposits for buildings		224,507
PRC in Chongqing [Member]
Interest free non-refundable deposits for buildings	13,758	13,084
PRC in Changzhou, Jiangsu Province [Member]
Interest free non-refundable deposits for buildings	499	$ 2,236
PRC in wuhan [Member]
Interest free non-refundable deposits for buildings	$ 41,107